Share-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-Based Compensation
Note 7. Share-Based Compensation
In August 2020, we adopted the Better Therapeutics, Inc. 2020 Stock Option and Grant Plan (the “2020 Plan”) to grant equity-based incentives to officers, directors, consultants and employees. The equity-based incentives include Incentive Stock Options,
Non-Qualified
Stock Options, Restricted Stock Awards and Unrestricted Stock Awards. A total of 807 thousand shares of our common stock have been reserved for issuance pursuant to the plan. Following the closing of the Business Combination, no further shares will be issued out of the 2020 Plan.
In October 2021, we adopted the Better Therapeutics Inc. 2021 Stock Option and Incentive Plan (the “2021 Plan”) to grant equity based incentives to officers, directors, consultants and employees. The equity-based incentives include, Incentive Stock Options,
Non-Qualified
Stock Options, Stock appreciation rights, Restricted Stock Awards, Unrestricted Stock Awards, Cash-based Awards and Dividend Equivalent Rights. A total of 3.6 million shares of common stock were initially reserved for issuance. Additionally, on January 1, 2022 and each January 1 thereafter, the number of shares of Common Stock reserved and available for issuance under the Plan shall be cumulatively increased by five percent (5%) of the number of shares of Common Stock issued and outstanding on the immediately preceding December 31, or such lesser number of shares as approved by the Administrator (the “Annual Increase”). On January 1, 2022 the Company added 1.2 million shares to the plan for a total reserved for issuance of 4.8 million shares.
In October 2021, we adopted the Better Therapeutics, Inc. 2021 Employee Stock Purchase Plan (the “ESPP”) to provide eligible employees with opportunities to purchase shares of the Company’s common stock. A total of 280 thousand shares of common stock were initially reserved for issuance. Additionally, on January 1, 2022 and each January 1 thereafter, the number of shares of Common Stock reserved for issuance under the ESPP shall be cumulatively increased by the lesser of (i) 560 thousand shares of Common stock, (ii) one percent (1%) of the number of shares of Common Stock issued and outstanding on the immediately preceding December 31, or (iii) such lesser number of shares of Common Stock as determined by the Administrator. On January 1, 2022 the Company added 236 thousand shares to the plan for a total reserved for issuance of 516 thousand shares.
Stock Options
Stock options are exercisable for periods not to exceeded 10 years, and vest and contain such other terms and conditions as specified in the applicable award document. Stock options granted with service conditions generally vest over four years with 25% of the option shares vesting one year from the vesting commencement date and then ratably on a monthly basis over the following 36 months. The Company has also issued options with performance-based and market-based vesting conditions. Stock option activity for the periods presented is as follows:

	Options Outstanding
	Shares Subject to Options Outstanding	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance as of December 31, 2021	1,476,475	$9.35	9.4	—
Granted	3,335,838	1.92
Exercised	(60,205)	0.50
Forfeited	(819,558)	5.06

Balance as of September 30, 2022	3,932,550	$4.07	9.3	$286

Aggregate intrinsic value represents the difference between the exercise price and the fair value of the shares underlying common stock.
The weighted-average grant date fair value of stock options granted to employees during the nine months ended September 30, 2022, was $0.73 per share. As of September 30, 2022, total unrecognized compensation expense related to unvested stock options was $3.5 million which is expected to be recognized over a weighted-average period of 5.13 years.
The fair value of each option award granted is estimated on the grant date. The grant date fair value of options with service and performance-based vesting conditions is determined using the Black-Scholes option pricing model. The Black-Scholes option pricing model requires the input of subjective assumptions, including the fair value of the underlying common stock, the expected term of the option, the expected volatility of the price of our common stock, risk-free interest rates, and the dividend yield of our common stock. The assumptions used to determine the fair value of the option awards represent our best estimates. These estimates involve inherent uncertainties and the application of our judgment. The related stock-based compensation expense is recognized on a straight-line basis over the requisite service period of the awards, which is generally four years.
The Black-Scholes option pricing model assumptions used in evaluating our awards to employees are as follows:

Nine Months Ended
September 30, 2022
Expected Term (Years)	6.09
Expected Volatility	41%
Risk-free interest rate	2.67%
Dividend Yield	—

In the three months ended September 30, 2022, the Company granted options with performance-based market vesting conditions to the Company’s new CEO, which entitle the CEO with the right to purchase shares of common stock upon achievement of the Company’s common stock reaching specified market prices for consecutive 90 day periods and the achievement of certain revenue targets as defined in the award agreements. The performance-based market awards consist of two tranches with two separate specified award values that vest upon achievement of the market price and revenue goals, respectively, which can result in a vesting range of up to 472,200 shares. As of September 30, 2022, the performance-based conditions for the awards to the CEO have not been met. The related stock-based compensation expense is being recognized over a period of 8.3 years.
The total grant date fair value of performance-based market condition share awards granted during the three and nine-months ended September 30, 2022 was $31 thousand. The estimated fair values of these awards was determined using a Monte-Carlo valuation simulation, with the following most significant assumptions:

Nine Months Ended
September 30, 2022
Valuation date stock price	$1.68
Valuation date to end of performance period (Years)	10.00
Expected Volatility	38.78%
Risk-free interest rate	2.80%
Dividend Yield	—
Restricted Stock
During the nine months ended September 30, 2022, 162 thousand shares vested and converted into unrestricted common stock. As of September 30, 2022 there were 40 thousand shares of restricted stock outstanding.
Total stock-based compensation expense for time-based restricted stock of $17 thousand is expected to be recognized on a straight-line basis over approximately the next 1.0 year for the unvested restricted stock outstanding as of September 30, 2022.
Employee Stock Purchase Plan
The ESPP enables eligible employees to purchase the Company’s common stock at a price per share equal to the lesser of 85% of the fair market value of the common stock at the beginning or end of each 24 month offering period. Each offering period will be divided into four purchase periods. The first offering period commenced on February 15, 2022. During the nine months ended September 30, 2022 the Company issued 81 thousand shares and recorded $105 thousand of expense in connection with the ESPP.
Equity-Based Compensation Expense
Equity-based compensation expense in the statement of operations is summarized as follows (in thousands):

	Nine Months Ended
	September 30,
	2022	2021
Research and development	$414	$42
Sales and marketing	52	—
General and administrative	887	43

Total equity-based compensation expense	$1,353	$85

For the nine months ended September 30, 2022 and 2021, $22 thousand and $3 thousand of stock based compensation expense was included as part of capitalized internal-use
software costs, respectively.

15.	Share-Based Compensation
In August 2020, we adopted the Better Therapeutics, Inc. 2020 Stock Option and Grant Plan (the “2020 Plan”) to grant equity-based incentives to officers, directors, consultants and employees. The equity-based incentives include Incentive Stock Options,
Non-Qualified
Stock Options, Restricted Stock Awards, Unrestricted Stock Awards, and Restricted Stock Units. A total of 807,326 shares of our common stock have been reserved for issuance pursuant to the plan. Upon the close of the business combination, no further shares will be issued out of the 2020 Plan.
In October 2021, we adopted the Better Therapeutics OpCo. Inc., 2021 Stock Option and Grant Plan (the “2021 Plan”) to grant equity based incentive to officers, directors, consultants and employees. The equity-based incentives include, Incentive Stock Options,
Non-Qualified
Stock Options, Stock appreciation rights, Restricted Stock Awards, Restricted Stock Units, Unrestricted Stock Awards, Cash-based Awards and Dividend Equivalent Rights. A total of 3,600,000 shares of common stock have been initially reserved for issuance. Additionally, on
January 1, 2022 and each January 1 thereafter, the number of shares of Common Stock reserved and available for issuance under the Plan shall be cumulatively increased by five percent (5%) of the number of shares of Common Stock issued and outstanding on the immediately preceding December 31, or such lesser number of shares as approved by the Administrator (the “Annual Increase”).
Stock Options
Stock options granted generally vest in 2 ways: (i) new hire grants vest over four years with 25% of the option shares vesting one year from the vesting commencement date and then ratably on a monthly basis over the following 36 months and (ii) annual option grants vest monthly over 48 months. Options generally expire 10 years from the date of grant. Stock option activity under the Plans for the periods presented is as follows:

	Options Outstanding
	Shares Subject to Options Outstanding	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance as of December 31, 2020	215,625	$0.47	9.6	—
Conversion of options due to business combination	(11,322)

Balance as of January 1, 2021, as converted	204,303	$0.50
Granted	1,277,540	10.75
Exercised	(3,000)	0.50
Forfeited	(2,368)	0.50

Balance as of December 31, 2021	1,476,475	$9.35	9.4	$884

Aggregate intrinsic value represents the difference between the exercise price and the fair value of the shares underlying common stock.
The weighted-average grant date fair value of stock options granted to employees during the years ended December 31, 2021 was $3.60 per share. As of December 31, 2021, total unrecognized compensation expense related to unvested stock options was $4,071, which is expected to be recognized over a weighted-average period of 3.1 years.
The fair value of each option award granted to employees is estimated on the grant date using the Black- Scholes option pricing model. The Black-Scholes option pricing model requires the input of subjective assumptions, including the fair value of the underlying common stock, the expected term of the option, the expected volatility of the price of our common stock, risk-free interest rates, and the dividend yield of our common stock. The assumptions used to determine the fair value of the option awards represent our best estimates. These estimates involve inherent uncertainties and the application of our judgment. The related stock-based compensation expense is recognized on a straight-line basis over the requisite service period of the awards, which is generally four years.
The Black-Scholes option pricing model assumptions used in evaluating our awards to employees are as follows:

Year Ended December 31, 2021
Expected Term (Years)	6.02
Expected Volatility	42%
Risk-free interest rate	1.22%
Dividend Yield	—
Restricted Stock
The Company issued 622,126 shares of restricted stock under the 2020 Plan during the year ended December 31, 2020 in connection with the conversion of the profits interest units. During 2020, 104,598 shares vested and were converted into unrestricted common stock. The conversion of these preferred shares has been retroactively restated to reflect the Exchange Ratio established in the Merger Agreement on the Statements of Convertible Preferred Stock and Stockholders’/Members’ Equity (Deficit). As of December 31, 2020 there were 490,379 shares of restricted stock. No restricted shares were issued in 2021. During 2021, 52,263 shares were forfeited and 235,634 shares vested and were converted into unrestricted common stock. As of December 31, 2021 there were 202,482 shares of restricted stock outstanding.
Stock-based compensation expense for time-based restricted stock awards of $36 is expected to be recognized on a straight-line basis over approximately the next 1 years for the unvested restricted stock outstanding as of December 31, 2021. Total stock-based compensation expense for performance-based restricted stock awards of $8 is expected to be recognized on a straight-line basis over approximately the next .25 years for the unvested restricted stock outstanding as of December 31, 2021. For the year ended December 31, 2020, the Company recorded compensation expense of $127 related to the modification of terms of the profits interest units upon conversion to restricted shares. For the year ended December 31, 2021, the Company recorded Compensation expense of $138 for restricted stock awards.
Equity-Based Compensation Expense
Equity-based compensation expense in the statement of operations is summarized as follows:

	Year Ended December 31,
	2021	2020
Research and development	$250	$105
Sales and marketing	6	—
General and administrative	390	128

Total equity-based compensation expense	$646	$233

For the period ended December 31, 2021 and 2020, $40 and $23 of stock based compensation expense was included as part of capitalized internal-use
software costs, respectively.